Borrowed Funds and Subordinated Debentures	12 Months Ended
Dec. 31, 2014
Borrowed Funds and Subordinated Debentures [Abstract]
Borrowed Funds and Subordinated Debentures

9.  Borrowed Funds and Subordinated Debentures

The following table presents the period-end and average balances of borrowed funds and subordinated debentures for the past three years with resultant rates:

	2014		2013		2012
(In thousands)	Amount	Rate	Amount	Rate	Amount	Rate
FHLB borrowings and repurchase agreements:
At December 31,	$110,000	2.31%	$92,000	2.58%	$60,000	3.94%
Year-to-date average	60,765	3.96	61,010	3.88	60,008	3.94
Maximum outstanding	140,000		95,000		61,000
Repurchase agreements:
At December 31,	$15,000	3.67%	$15,000	3.67%	$15,000	3.67%
Year-to-date average	15,000	3.67	15,000	3.67	15,000	3.67
Maximum outstanding	15,000		15,000		15,000
Subordinated debentures:
At December 31,	$15,465	1.82%	$15,465	1.80%	$15,465	1.89%
Year-to-date average	15,465	1.81	15,465	1.83	15,465	2.19
Maximum outstanding	15,465		15,465		15,465

The following table presents the expected maturities of borrowed funds and subordinated debentures over the next five years:

(In thousands)	2015	2016	2017	2018	2019	Thereafter	Total
FHLB borrowings and repurchase agreements	$60,000	$20,000	$30,000	$-	$-	$-	$110,000
Other repurchase agreements	-	-	-	-	15,000	-	15,000
Subordinated debentures	-	-	-	-	-	15,465	15,465
Total borrowings	$60,000	$20,000	$30,000	$-	$15,000	$15,465	$140,465

FHLB Borrowings

FHLB borrowings at December 31, 2014 included a $50.0 million overnight line of credit advance, versus $32.0 million at December 31, 2013.  FHLB borrowings at December 31, 2014 also consisted of six  $10.0 million advances, three of which are callable quarterly.  Comparatively, FHLB borrowings at December 31, 2013 consisted of three $10.0 million advances and three $10.0 million repurchase agreements. The terms of these transactions at year end 2014 are as follows:

·	The $50.0 million FHLB overnight line of credit advance issued on December 31, 2014 was at a rate of 0.32 percent and was repaid on January 2, 2015.
·	The FHLB advance that was issued on April 27, 2005 has a fixed rate of 3.70 percent, matures on April 27, 2015 and is callable quarterly on the 27th of July, October, January and April.
·	The FHLB advance that was issued on November 2, 2006 has a fixed rate of 4.03 percent, matures on November 2, 2016 and is callable quarterly on the 2nd of February, May, August and November.
·	The FHLB advance that was issued on August 10, 2007 has a fixed rate of 4.23 percent, matures on August 10, 2017 and is callable quarterly on the 10th of November, February, May and August.
·	The FHLB advance that was issued on May 6, 2014 has a fixed rate of 4.19 percent, matures on December 15, 2016.
·	The FHLB advance that was issued on July 17, 2014 has a fixed rate of 4.27 percent, matures on April 5, 2017.
·	The FHLB advance that was issued on July 17, 2014 has a fixed rate of 3.40 percent, matures on December 20, 2017.

Due to the call provisions on three of these advances, the expected maturity could differ from the contractual maturity.

Repurchase Agreements

At December 31, 2014 and 2013, the Company was a party to a $15.0 million repurchase agreement that was entered into in February 2008, has a term of 10 years expiring on February 28, 2018, and a rate of 3.67 percent.  The borrowing was callable by the issuer on the repurchase date of May 29, 2008 and quarterly thereafter.

Due to the call provisions of this advance, the expected maturity could differ from the contractual maturity.

Subordinated Debentures

At December 31, 2014 and 2013, the Company was a party in the following subordinated debenture transactions:

·

On July 24, 2006, Unity (NJ) Statutory Trust II, a statutory business trust and wholly-owned subsidiary of Unity Bancorp, Inc., issued $10.0 million of floating rate capital trust pass through securities to investors due on July 24, 2036.  The subordinated debentures are redeemable in whole or part, prior to maturity but after July 24, 2011.  The floating interest rate on the subordinated debentures is the three-month LIBOR plus 159 basis points and reprices quarterly.  The floating interest rate was 1.84 percent at December 31, 2014 and 2013.

·

On December 19, 2006, Unity (NJ) Statutory Trust III, a statutory business trust and wholly-owned subsidiary of Unity Bancorp, Inc., issued $5.0 million of floating rate capital trust pass through securities to investors due on December 19, 2036.  The subordinated debentures are redeemable in whole or part, prior to maturity but after December 19, 2011.  The floating interest rate on the subordinated debentures is the three-month LIBOR plus 165 basis points and reprices quarterly.  The floating interest rate was 1.89 percent at December 31, 2014 and 2013.

·

In connection with the formation of the statutory business trusts, the trusts also issued $465 thousand of common equity securities to the Company, which together with the proceeds stated above were used to purchase the subordinated debentures, under the same terms and conditions.

The capital securities in each of the above transactions have preference over the common securities with respect to liquidation and other distributions and qualify as Tier I capital.  Under the terms of the Dodd-Frank Wall Street Reform and Consumer Protection Act, these securities will continue to qualify as Tier 1 capital as the Company has less than $10 billion in assets.  In accordance with FASB ASC Topic 810, “Consolidation,” the Company does not consolidate the accounts and related activity of Unity (NJ) Statutory Trust II and Unity (NJ) Statutory Trust III because it is not the primary beneficiary.  The additional capital from each of these transactions was used to bolster the Company’s capital ratios and for general corporate purposes, including among other things, capital contributions to the Bank.

The Company has the ability to defer interest payments on the subordinated debentures for up to five years without being in default.  Due to the redemption provisions of these securities, the expected maturity could differ from the contractual maturity.